UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-3595

Name of Fund:  Merrill Lynch Healthcare Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Healthcare Fund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 4/30/05

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


Merrill Lynch Healthcare Fund, Inc.

Schedule of Investments as of July 31, 2004                                                               (in U.S. dollars)
                                        Shares
             Industry*                   Held                       Common Stocks                                   Value
MIDDLE EAST

Israel       Pharmaceutical -          100,000   Teva Pharmaceutical Industries Ltd. (ADR) (a)(d)           $     2,960,000
             Specialty-0.5%

                                                 Total Common Stocks in the Middle East - 0.5%                    2,960,000


NORTH AMERICA

Canada       Pharmaceutical -            4,000  +Neurochem, Inc.                                                     69,526
             Specialty-1.5%            500,000  +QLT Inc. (d)                                                     8,975,000

                                                 Total Common Stocks in Canada - 1.5%                             9,044,526


United       Biotechnology Discovery    70,000  +Charles River Laboratories International, Inc.                   3,154,900
States       Tools & Platform          530,000  +Exelixis, Inc.                                                   4,197,600
             Technology-2.1%            80,788  +Lexicon Genetics Incorporated                                      489,575
                                       781,100  +Medarex, Inc. (d)                                                4,795,954
                                                                                                            ---------------
                                                                                                                 12,638,029

             Biotechnology             500,000  +Amgen Inc.                                                      28,440,000
             Products-12.7%            100,000  +AtheroGenics, Inc.                                               1,438,000
                                        69,300  +Biogen Idec Inc.                                                 4,158,000
                                       509,900  +BioMarin Pharmaceutical Inc.                                     2,916,628
                                        20,000  +Cell Genesys, Inc.                                                 144,200
                                       176,700  +Corgentech Inc.                                                  2,445,528
                                       350,000  +Dyax Corp.                                                       2,691,500
                                        50,000  +Gilead Sciences, Inc.                                            3,232,000
                                       284,252  +Imclone Systems (d)                                             16,748,128
                                       342,500  +Neurocrine Biosciences, Inc. (d)                                15,950,225
                                                                                                            ---------------
                                                                                                                 78,164,209

             Health Care                60,000  +Community Health Care                                            1,476,600
             Facilities-6.1%           500,000   Manor Care, Inc.                                                15,625,000
                                       600,000  +Triad Hospitals, Inc.                                           20,436,000
                                                                                                            ---------------
                                                                                                                 37,537,600

             Health Care               550,000  +Cerner Corporation (d)                                          24,750,000
             Information
             & Technology-4.0%

             Managed Health            300,000   Aetna Inc. (New Shares)                                         25,740,000
             Care-16.7%                350,000  +Anthem, Inc. (d)                                                28,864,500
                                       300,000  +Sierra Health Services, Inc. (d)                                13,260,000
                                       400,000   UnitedHealth Group Incorporated (d)                             25,160,000
                                       101,500   WellCare Health Plans Inc.                                       1,989,400
                                       200,000  +WellChoice Inc.                                                  7,320,000
                                                                                                            ---------------
                                                                                                                102,333,900

             Medical Devices-13.2%     100,000   Becton, Dickinson and Company                                    4,723,000
                                       700,000  +Boston Scientific Corporation26,782,000
                                        78,600   Cooper Companies, Inc.                                           4,672,770
                                       160,000   Diagnostic Products Corporation                                  6,424,000
                                       159,700   Mannkind Corporation                                             2,259,755
                                       275,000   Medtronic, Inc.                                                 13,659,250
                                       500,000  +SonoSite, Inc.                                                  11,390,000
                                       100,000  +St. Jude Medical, Inc.                                           6,813,000
                                       200,000  +VISX, Incorporated                                               4,282,000
                                                                                                            ---------------
                                                                                                                 81,005,775

             Pharmaceutical -          500,000   Abbott Laboratories                                             19,675,000
             Diversified-3.2%

             Pharmaceutical -           58,100  +K-V Pharmaceutical Company (Class A) (d)                         1,011,521
             Generic-0.2%

             Pharmaceutical -          350,000  +The Medicines Company (d)                                        9,261,000
             Prescription-5.7%         400,000   Pfizer, Inc.                                                    12,784,000
                                       300,000   Schering-Plough Corporation                                      5,838,000
                                       200,000   Wyeth                                                            7,080,000
                                                                                                            ---------------
                                                                                                                 34,963,000

             Pharmaceutical -          150,000  +Amylin Pharmaceuticals, Inc.                                     3,090,000
             Specialty-3.2%            100,000  +DOV Pharmaceutical, Inc.                                         1,300,000
                                       220,000  +Genelabs Technologies, Inc.                                        497,200
                                       700,000  +La Jolla Pharmaceutical Company                                  1,498,000
                                       200,000  +MGI Pharma, Inc.                                                 5,602,000
                                         7,600  +Memory Pharmaceuticals Corp.                                        60,724
                                       300,000  +Nabi Biopharmaceuticals                                          3,465,000
                                       200,000  +Noven Pharmaceuticals, Inc.                                      4,042,000
                                                                                                            ---------------
                                                                                                                 19,554,924

             Pharmacy Benefit          800,000  +Caremark Rx, Inc.                                               24,400,000
             Managers-4.0%

                                                 Total Common Stocks in the United States - 71.1%               436,033,958

                                                 Total Common Stocks in North America - 72.6%                   445,078,484


PACIFIC BASIN/ASIA

India        Pharmaceutical -          300,000   Cadila Healthcare Limited                                        3,020,054
             Generic-0.8%               86,121   Ranbaxy Laboratories Limited                                     1,747,862
                                        12,953   Sun Pharmaceutical Industries Limited                               99,001
                                         6,000   Wockhardt Limited                                                   33,678

                                                 Total Common Stocks in India - 0.8%                              4,900,595


Japan        Pharmaceutical -          150,000   Fujisawa Pharmaceutical Co., Ltd.                                3,633,754
             Prescription-1.7%         200,000   Yamanouchi Pharmaceutical Co., Ltd.                              6,854,785

                                                 Total Common Stocks in Japan - 1.7%                             10,488,539

                                                 Total Common Stocks in the Pacific Basin/Asia - 2.5%            15,389,134


WESTERN EUROPE

Belgium      Pharmaceutical -          126,100   UCB SA                                                           5,807,044
             Prescription-1.0%

                                                 Total Common Stocks in Belgium - 1.0%                            5,807,044


France       Pharmaceutical -          480,000   Sanofi-Synthelabo SA (d)                                        31,842,080
             Prescription-5.2%

             Pharmaceutical -          500,000  +Flamel Technologies SA (Sponsored ADR) (a)                       9,422,500
             Specialty-1.5%

                                                 Total Common Stocks in France - 6.7%                            41,264,580


Germany      Pharmaceutical -          300,000   Bayer AG                                                         8,011,086
             Diversified-1.3%

                                                 Total Common Stocks in Germany - 1.3%                            8,011,086


Switzerland  Pharmaceutical -          650,000   Novartis AG (Registered Shares)                                 29,087,036
             Prescription-8.3%         220,000   Roche Holding AG                                                21,753,234

                                                 Total Common Stocks in Switzerland - 8.3%                       50,840,270


United       Medical Devices-0.2%      140,000   Smith & Nephew PLC                                               1,412,935
Kingdom
             Pharmaceutical -        1,782,100   Ark Therapeutics Group PLC                                       3,111,033
             Specialty-1.0%          2,500,000  +SkyePharma PLC                                                   2,534,464
                                                                                                            ---------------
                                                                                                                  5,645,497

                                                 Total Common Stocks in the United Kingdom - 1.2%                 7,058,432

                                                 Total Common Stocks in Western Europe - 18.5%                  112,981,412

                                                 Total Common Stocks (Cost - $519,560,601) -94.1%               576,409,030



                                    Beneficial
                                      Interest                  Short-Term Securities
                                   $50,367,478   Merrill Lynch Liquidity Series, LLC Cash
                                                 Sweep Series I (b)                                              50,367,478
                                    87,152,485   Merrill Lynch Liquidity Series, LLC Money
                                                 Market Series (b)(c)                                            87,152,485

                                                 Total Short-Term Securities (Cost - $137,519,963) - 22.5%      137,519,963

                                                 Total Investments (Cost - $657,080,564**)-116.6%               713,928,993
                                                 Liabilities in Excess of Other Assets-(16.6%)                (101,438,914)
                                                                                                            ---------------
                                                 Net Assets-100.0%                                          $   612,490,079
                                                                                                            ===============


(a) American Depositary Receipts (ADR).

(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                            Interest/
                                              Net            Dividend
Affiliate                                   Activity          Income

Merrill Lynch Liquidity Series, LLC
  Cash Sweep Series I                      $  42,743,561      $68,495
Merrill Lynch Liquidity Series, LLC
  Money Market Series                      $(48,007,321)      $45,471
Merrill Lynch Premier Institutional Fund    (45,053,269)      $ 5,201


(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or portion of security, is on loan.

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:


Aggregate cost                                          $ 657,693,434
                                                        =============
Gross unrealized appreciation                           $  76,545,019
Gross unrealized depreciation                            (20,309,460)
                                                        -------------
Net unrealized appreciation                             $  56,235,559
                                                        =============

+ Non-income producing security.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Healthcare Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Healthcare Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Healthcare Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Healthcare Fund, Inc.


Date: September 17, 2004